CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
NET SALES	$ 2,278,246	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of sales	(206,374)	(144,683)	(846,968)	(281,962)
Gross profit			1,481,558	1,353,458
General and administrative expenses	(897,517)	(917,773)	(1,042,007)	(574,634)
Research and development expenses	(493,839)	(526,760)	(680,313)	(211,037)
Selling and marketing expenses	(413,959)	(1,679,720)	(888,424)	(582,382)
Total	(2,011,689)	(3,268,936)
Operating loss	266,557	(1,606,336)	(1,129,186)	(14,595)
Other income (expenses)
Loss on disposal of a subsidiary		(90,493)
Other income (expenses)	(8,338)	7,249	3,198	11,133
Government grant	69,900	58,212	46,740
Interest. income	24,473	605	163	90
Interest expense	(81,317)	(46,723)	35,361	24,650
Total other income(expenses), net	4,718	(71,150)	14,740	(13,427)
Loss before income tax	271,275	(1,677,486)	(1,114,446)	(28,022)
Income tax expense	594	8,840	(11,119)	0
Net profit (loss) from continuing operations	271,869	(1,668,646)
Net loss from discontinued operation		(535,480)
Net profit (loss) before allocation to non-controlling interest	271,869	(2,204,126)	(1,125,565)	(28,022)
Other comprehensive loss
Foreign currency translation adjustment	81,211	(76,380)	14,335	(48,705)
Comprehensive loss	353,080	(2,280,506)	(1,111,230)	(76,727)
Comprehensive (loss) attributable to non-controlling interest	(30,870)	(52,220)
Comprehensive income attributable to ordinary stockholders	383,950	(2,228,286)
Net profit (loss) from continuing operations attributable to:
Ordinary stockholders	302,210	(1,613,777)
Non-controlling interest	(30,341)	(54,869)
Total	271,869	(1,668,646)
Net loss from discontinued operations attributable to:
Ordinary stockholders		(535,480)
Non-controlling interest	0	0
Total		(535,480)
Net profit (loss) attributable to:
Ordinary stockholders	302,210	(2,149,257)
Non-controlling interest	(30,341)	(54,869)
Net loss	$ 271,869	$ (2,204,126)	$ (1,125,565)	$ (28,022)
Profit (Loss) per share - Basic
Continuing operations	$ 0.02	$ (0.09)
Loss from discontinued operations, per basic share		(0.03)		$ (0.16)
Profit (Loss) per share	0.02	(0.12)		(0.16)
Profit (Loss) per share – Fully Diluted
Continuing operations	0.02	(0.09)
Loss from discontinued operations, per diluted share		(0.03)		(0.16)
Profit (Loss) per share	$ 0.02	$ (0.12)		$ (0.16)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, basic	17,692,853	17,666,043		17,145,000
Weighted average number of shares outstanding, diluted	17,992,853	17,666,043		17,145,000
Zhong [Member]
Profit (Loss) per share - Basic
Loss from discontinued operations, per basic share			$ (6.51)
Profit (Loss) per share – Fully Diluted
Loss from discontinued operations, per diluted share			$ (6.51)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, basic			17,283,258
Weighted average number of shares outstanding, diluted			17,283,258
As Reclassified [Member]
NET SALES			$ 2,328,526
Cost of sales			(420,273)
General and administrative expenses			(1,025,725)
Research and development expenses			(680,313)
Selling and marketing expenses			(887,974)
Total			(3,014,285)
Operating loss			(685,759)
Other income (expenses)
Loss on disposal of a subsidiary
Other income (expenses)			2,553
Government grant			46,740
Interest. income			163
Interest expense			(35,241)
Total other income(expenses), net			14,215
Loss before income tax			(671,544)
Income tax expense			(11,119)
Net profit (loss) from continuing operations			(682,663)
Net loss from discontinued operation			(442,902)
Net profit (loss) before allocation to non-controlling interest			(1,125,565)
Other comprehensive loss
Foreign currency translation adjustment			14,335
Comprehensive loss			(1,111,230)
Comprehensive (loss) attributable to non-controlling interest
Comprehensive income attributable to ordinary stockholders			(1,111,230)
Net profit (loss) from continuing operations attributable to:
Ordinary stockholders			(682,663)
Non-controlling interest			0
Total			(682,663)
Net loss from discontinued operations attributable to:
Ordinary stockholders			(442,902)
Non-controlling interest			0
Total			(442,902)
Net profit (loss) attributable to:
Ordinary stockholders			(1,125,565)
Non-controlling interest			0
Net loss			$ (1,125,565)
Profit (Loss) per share - Basic
Continuing operations			$ (0.04)
Loss from discontinued operations, per basic share			(0.03)
Profit (Loss) per share			(0.07)
Profit (Loss) per share – Fully Diluted
Continuing operations			(0.04)
Loss from discontinued operations, per diluted share			(0.03)
Profit (Loss) per share			$ (0.07)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, basic			17,283,258
Weighted average number of shares outstanding, diluted			17,283,258
Net Product Sales [Member]
NET SALES	$ 1,256,169	$ 1,489,053	$ 1,799,074
Research and development services [Member]
NET SALES	564,870	173,547	529,452
Cost of sales
Gross profit	564,870	173,547
Royalty Revenues [Member]
NET SALES	193,434
Event Organizing Revenues [Member]
NET SALES	$ 263,773